Stock-Based Compensation - Schedule of Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2023
Schedule of Fair Value of Options Granted [Abstract]
Risk-free interest rate	3.93%
Illiquidity Discount	30.00%
Expected stock price volatility	62.30%
Dividend yield